Inventory Disclosure (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2019	May 31, 2020	May 31, 2019
Inventory	$ 53,051		$ 53,051		$ 51,886	$ 73,201
Research and development costs	38,538	$ 95,894	123,675	$ 156,607	393,216	261,907
General and administrative expenses	80,723	$ 132,080	113,503	$ 218,642	396,201	144,819
Devices held for resale
Inventory	29,290		29,290		29,405	24,505
Work in progress, including unfinished eBalance devices and supplies
Inventory	$ 23,761		$ 23,761		22,481	$ 48,696
eBalance Devices
Research and development costs					3,897
General and administrative expenses					$ 12,266